The New America High Income Fund, Inc.

September 30, 2021 (Unaudited)

Portfolio of Investments

(Dollar Amounts in Thousands)

Principal		Value
Amount/Units		(See Notes)

CORPORATE DEBT SECURITIES - 117.39% (d)(f)
Aerospace & Defense - 1.35%
325	Bombardier, Inc., Senior Notes, 7.50%, 3/15/25 (g)	332
1,830	Transdigm Holdings UK, plc, Senior Notes, 6.25%, 03/15/26 (g)	1,908
115	Transdigm Holdings UK, plc, Senior Notes, 7.50, 03/15/27	121
730	Transdigm Holdings UK, plc, Senior Notes, 8%, 12/15/25 (g)	777
		3,138
Airlines - 3.07%
295	Air Canada, Senior Notes, 3.875%, 08/15/26 (g)	296
265	Air Canada, Senior Notes, 4.625%, 08/15/29 (g)(CAD)	209
925	American Airlines Inc., Senior Notes, 5.50%, 04/20/26 (g)	972
1,015	American Airlines Inc., Senior Notes, 5.75%, 04/20/29 (g)	1,094
720	American Airlines Inc., Senior Notes, 11.75%, 07/15/25 (g)	891
135	Delta Airlines, Senior Notes, 4.50%, 10/20/25 (g)	145
495	Delta Airlines, Senior Notes, 4.75%, 10/20/28 (g)	551
550	Delta Airlines, Senior Notes, 7%, 05/01/25 (g)	642
725	Delta Airlines, Senior Notes, 7.375%, 01/15/26	855
285	Hawaiian Miles Loyalty, Ltd., Senior Notes, 5.75%, 01/20/26 (g)	299
760	Mileage Plus Holdings, LLC, Senior Notes, 6.50%, 06/20/27 (g)	827
355	United Airlines Holdings, Inc., Senior Notes, 4.625%, 04/15/29 (g)	367
		7,148
Automotive - 6.93%
330	Adient Global Holdings, Senior Notes, 4.875%, 08/15/26 (g)	337
655	Adient US, LLC, Senior Notes, 9%, 04/15/25 (g)	708
3,215	Clarios Global LP, Senior Notes, 8.50%, 05/15/27 (g)	3,420
76	Clarios Global LP, Senior Secured Notes, 6.25%, 05/15/26 (g)	80
455	Dana Inc., Senior Notes, 5.625%, 06/15/28	488
335	Dornoch Debt Merger, Senior Notes, 6.625%, 10/15/29 (g)	335
700	Ford Motor Company, Senior Notes, 8.50%, 04/21/23	770
1,185	Ford Motor Company, Senior Notes, 9%, 04/22/25	1,425

480	Ford Motor Credit Company, LLC, Senior Notes, 9.625%, 04/22/2030	680
1,488	Goodyear Tire and Rubber Company, Senior Notes, 5%, 07/15/29 (g)	1,577
620	Goodyear Tire and Rubber Company, Senior Notes, 5.25%, 07/15/31 (g)	660
265	Goodyear Tire and Rubber Company, Senior Notes, 9.50%, 05/31/25	291
305	Jaguar land Rover Automotive Plc, Senior Notes, 5.875%, 01/15/28 (g)	307
445	Jaguar land Rover Automotive Plc, Senior Notes, 7.75%, 10/15/25 (g)	481
535	LCM Investments Holdings II, LLC, Senior Notes, 4.875%, 05/01/29 (g)	548
490	Lithia Motors, Inc., Senior Notes, 3.875%, 06/01/29 (g)	510
435	Meritor, Inc., Senior Notes, 6.25%, 06/01/25 (g)	458
475	Metis Merger, LLC, Senior Notes, 6.50%, 05/15/29 (g)	462
915	Tenneco Inc., Senior Notes, 5%, 07/15/26	899
960	Tenneco Inc., Senior Notes, 5.125%, 04/15/29 (g)	977
285	Tenneco Inc., Senior Notes, 5.375%, 12/15/24	285
385	Tenneco Inc., Senior Notes, 7.875%, 01/15/29 (g)	429
		16,127
Broadcasting - 7.19%
365	Clear Channel Outdoor Holdings, Inc., Senior Notes, 5.125%, 08/15/27 (g)	377
540	Clear Channel Outdoor Holdings, Inc., Senior Notes, 7.50%, 06/01/29 (g)	563
1,080	Clear Channel Outdoor Holdings, Inc., Senior Notes, 7.75%, 04/15/28 (g)	1,137
85	Diamond Sports Group, LLC, Senior Notes, 5.375%, 08/15/26 (g)	56
765	Diamond Sports Group, LLC, Senior Notes, 6.625%, 08/15/27 (g)	338
5,169	iHeart Communications, Inc., Senior Notes, 8.375%, 05/01/27	5,518
1,570	Midas Opco Holdings LLC, Senior Notes, 5.625%, 08/15/29 (g)	1,621
355	Nexstar Broadcasting, Inc., Senior Notes, 4.75%, 11/01/28 (g)	367
170	Nielsen Finance LLC, Senior Notes, 4.50%, 07/15/29 (g)	165
220	Nielsen Finance LLC, Senior Notes, 4.75%, 07/15/31 (g)	214
450	Nielsen Finance LLC, Senior Notes, 5.625%, 10/01/28 (g)	466
145	Outfront Media Capital, LLC, Senior Notes, 4.25%, 01/15/29 (g)	144
480	Sirius XM Radio, Inc., Senior Notes, 3.875%, 09/01/31 (g)	469
1,105	Sirius XM Radio, Inc., Senior Notes, 4%, 07/15/28 (g)	1,122
620	Sirius XM Radio, Inc., Senior Notes, 5%, 08/01/27 (g)	645
1,130	Terrier Media Buyer, Inc., Senior Notes, 8.875%, 12/15/27 (g)	1,195
585	Townsquare Media, Inc., Senior Notes, 6.875%, 02/01/26 (g)	616
780	Univision Communications, Inc., Senior Notes, 4.50%, 05/01/29 (g)	792
580	Univision Communications, Inc., Senior Notes, 6.625%, 06/01/27 (g)	628
280	Univision Communications, Inc., Senior Notes, 9.50%, 05/01/25 (g)	303
		16,736

Building & Real Estate - 2.06%
455	Brookfield Residential Properties, Senior Notes, 5%, 06/15/29 (g)	463
270	Country Garden Holdings Company, Ltd., Senior Notes, 5.125%, 01/14/27	273
200	Country Garden Holdings Company, Ltd., Senior Notes, 5.875%, 01/14/30	203
755	Cushman & Wakefield U.S. Borrower, LLC, Senior Notes, 6.75%, 05/15/28 (g)	817
645	Howard Hughes Corporation, Senior Notes, 4.125%, 02/01/29 (g)	647
345	Howard Hughes Corporation, Senior Notes, 4.375%, 02/01/31 (g)	347
570	Howard Hughes Corporation, Senior Notes, 5.375%, 08/01/28 (g)	601
150	Realogy Group LLC, Senior Notes, 7.625%, 06/15/25 (g)	160
400	Realogy Group LLC, Senior Notes, 9.375%, 04/01/27 (g)	439
450	Shimao Group Holdings, Ltd., Senior Notes, 5.60%, 07/15/26	445
225	Taylor Morrison Communities, Inc., Senior Notes, 5.125%, 08/01/30 (g)	242
160	Weekley Homes LLC, Senior Notes, 4.875%, 09/15/28 (g)	166
		4,803
Building Products - 1.19%
120	CP Atlas Buyer, Inc., Senior Notes, 7%, 12/01/28 (g)	120
445	Forterra Finance LLC, Senior Notes, 6.50%, 07/15/25 (g)	476
355	Mercer International, Inc., Senior Notes, 5.125%, 02/01/29	362
80	Mercer International, Inc., Senior Notes, 5.50%, 01/15/26	82
320	New Enterprise Stone and Lime Company, Inc., Senior Notes, 5.25%, 07/15/28 (g)	324
190	PGT Innovations, Inc., Senior Notes, 4.375%, 10/01/29 (g)	191
395	Specialty Building Products Holdings, LLC, Senior Note, 6.375%, 09/30/26 (g)	415
120	Summit Materials LLC, Senior Notes, 5.25%, 01/15/29 (g)	126
640	Summit Materials LLC, Senior Notes, 6.50%, 03/15/27 (g)	671
		2,767
Cable Operators - 12.87%
1,285	Altice Financing S.A., Senior Notes, 5%, 01/15/28 (g)	1,221
795	Altice Financing S.A., Senior Notes, 5.75%, 08/15/29 (g)	770

2,340	Altice France Holding S.A., Senior Notes, 6%, 02/15/28 (g)	2,223
260	Altice France Holding S.A., Senior Notes, 10.50%, 05/15/27 (g)	284
1,270	Altice France S.A., Senior Notes, 5.125%, 07/15/29 (g)	1,237
795	Altice France S.A., Senior Notes, 5.50%, 10/15/29 (g)	785
475	C&W Senior Financing Designated Activity, Senior Notes, 6.875%, 09/15/27 (g)	500
405	CCO Holdings, LLC, Senior Notes, 4.25%, 01/15/34 (g)	401
1,090	CCO Holdings, LLC, Senior Notes, 4.50%, 06/01/33 (g)	1,110
845	CCO Holdings, LLC, Senior Notes, 4.50%, 05/01/32	869
1,070	CCO Holdings, LLC, Senior Notes, 4.50%, 08/15/30 (g)	1,102
2,260	CCO Holdings, LLC, Senior Notes, 5.00%, 02/01/28 (g)	2,350
1,658	CCO Holdings, LLC, Senior Notes, 5.125%, 05/01/27 (g)	1,726
680	CCO Holdings, LLC, Senior Notes, 5.375%, 06/01/29 (g)	736
1,410	CSC Holdings, LLC, Senior Notes, 6.50%, 02/01/29 (g)	1,528
895	CSC Holdings, LLC, Senior Notes, 7.50%, 04/01/28 (g)	968
465	Direct TV Financing, LLC, Senior Notes, 5.875%, 08/15/27 (g)	485
425	Dish DBS Corporation, Senior Notes, 5.125%, 06/01/29	415
225	Dish DBS Corporation, Senior Notes, 5.875%, 11/15/24	242
665	Dish DBS Corporation, Senior Notes, 7.375%, 07/01/28	706
810	Dish DBS Corporation, Senior Notes, 7.75%, 07/01/26	915
225	LCPR Senior Secured Notes, 6.75%, 10/15/27 (g)	240
770	Netflix, Inc., Senior Notes, 5.375%, 11/15/29 (g)	933
1,555	Netflix, Inc., Senior Notes, 5.875%, 11/15/28	1,897
2,625	Netflix, Inc., Senior Notes, 6.375%, 05/15/29	3,321
570	Radiate Holdco LLC, Senior Notes, 6.50%, 09/15/28 (g)	580
1,225	VMed O2 UK Financing I, plc, Senior Notes, 4.75%, 07/15/31 (g)	1,250
270	VTR Finance B.V., Senior Notes, 6.375%, 07/15/28 (g)	289
845	Ziggo Bond Finance B.V., Senior Notes, 6%, 01/15/27 (g)	877
		29,960
Chemicals - 1.95%
366	Compass Minerals International, Inc., Senior Notes, 6.75%, 12/01/27 (g)	390
460	CVR Partners, L.P., Senior Notes, 6.125%, 06/15/28 (g)	482
630	GPD Companies, Inc,. Senior Notes, 10.125%, 04/01/26 (g)	680
200	Kraton Polymers LLC, Senior Notes, 5.25%, 05/15/26 (g)(EUR)	238

480	Methanex Corporation, Senior Notes, 5.125%, 10/15/27	519
280	Methanex Corporation, Senior Notes, 5.25%, 12/15/29	303
290	Methanex Corporation, Senior Notes, 5.65%, 12/01/44	315
615	SCIH Salt Holdings, Inc., Senior Notes, 4.875%, 05/01/28 (g)	623
520	Univar Solutions USA, Senior Notes, 5.125%, 12/01/27 (g)	547
420	W.R. Grace Holdings LLC, Senior Notes, 5.625%, 08/15/29 (g)	434
		4,531
Consumer Products - .61%
105	CD&R Smokey Buyer, Inc., Senior Notes, 6.75%, 07/15/25 (g)	111
93	Life Time Inc, Senior Notes, 5.75%, 01/15/26 (g)	97
145	Mattel Inc., Senior Notes, 5.45%,11/01/41	173
325	Mattel Inc., Senior Notes, 5.875%, 12/15/27 (g)	352
260	Mattel Inc., Senior Notes, 6.20%, 10/01/40	333
340	Wolverine World Wide, Inc., Senior Notes, 4%, 08/15/29 (g)	343
		1,409
Container - .87%
310	Mauser Packaging Solutions, Senior Notes, 7.25%, 04/15/25 (g)	307
235	Mauser Packaging Solutions, Senior Notes, 8.50%, 04/15/24 (g)	243
155	Pactiv Corporation, Senior Notes, 7.95%,12/15/25	173
22	Pactiv Corporation, Senior Notes, 8.375%, 04/15/27	25
1,200	Trivium Packaging Finance B.V., Senior Notes, 8.50%, 08/15/27 (g)	1,283
		2,031
Energy - 13.40%
285	Aethon United BR, LP, Senior Notes, 8.25% 02/15/26(g)	307
30	Apache Corporation, Senior Notes, 6%, 01/15/37	36
275	Cheniere Energy Partners, L.P., Senior Notes, 5.625%,10/01/26	283
900	Citgo Holding, Inc., Senior Notes, 9.25%, 08/01/24 (g)	905
800	Citgo Petroleum Corporation, Senior Notes, 7%, 06/15/25 (g)	817
530	Comstock Resources, Inc., Senior Notes, 5.875%, 01/15/30 (g)	551
340	Comstock Resources, Inc., Senior Notes, 6.75%, 03/01/29 (g)	366
415	Continental Resources, Inc., Senior Notes, 4.90%,06/01/44	464
695	Continental Resources, Inc., Senior Notes, 5.75%, 01/15/31 (g)	837
182	CrownRock , L.P., Senior Notes, 5.625%, 10/15/25 (g)	186
795	DCP Midstream, LLC, Senior Notes, 6.75%, 09/15/37 (g)	1,041

540	DCP Midstream, LLC, Senior Notes, 7.375%, (h)	525
470	DCP Midstream, LLC, Senior Notes, 8.125%, 08/16/30	635
598	Endeavor Energy Resources, L.P., Senior Notes. 5.75%, 01/30/28 (g)	629
110	Endeavor Energy Resources, L.P., Senior Notes. 6.625%, 07/15/25 (g)	116
135	EQT Corporation, Senior Notes, 5%, 01/15/29	152
90	EQT Corporation, Senior Notes, 6.625%, 02/01/25	103
700	EQT Corporation, Senior Notes, 7.50%, 02/01/30	898
515	Exterran NRG Solutions, Senior Notes, 8.125%, 05/01/25	484
440	Gulfport Energy Corporation, Senior Notes, 8%, 05/17/26 (g)	480
245	HilCorp Energy, L.P., Senior Notes, 5.75%, 02/01/29 (g)	252
275	HilCorp Energy, L.P., Senior Notes, 6%, 02/01/31 (g)	283
605	Independence Energy Finance LLC, Senior Notes, 7.25%, 05/01/26 (g)	623
1,475	Magnolia Oil and Gas Operating LLC, Senior Notes, 6%, 08/01/26 (g)	1,512
635	NGL Energy Partners L.P., Senior Notes, 7.50%, 11/01/23	616
1,780	NGL Energy Partners L.P., Senior Notes, 7.50%, 02/01/26 (g)	1,809
345	Nustar Logistics, L.P., Senior Notes, 5.75%, 10/01/25	372
1,190	Nustar Logistics, L.P., Senior Notes, 6%, 06/01/26	1,285
310	Occidental Petroleum Corporation, Senior Notes, 6.125%, 01/01/31	370
290	Occidental Petroleum Corporation, Senior Notes, 6.375%, 09/01/28	340
100	Occidental Petroleum Corporation, Senior Notes, 6.45%, 09/15/36	126
230	Occidental Petroleum Corporation, Senior Notes, 6.625%, 09/01/30	283
285	Occidental Petroleum Corporation, Senior Notes, 7.50%, 05/01/31	370
180	Occidental Petroleum Corporation, Senior Notes, 7.875%, 09/15/31	239
790	Occidental Petroleum Corporation, Senior Notes, 7.95%, 06/15/39	1,042
470	Occidental Petroleum Corporation, Senior Notes, 8%, 07/15/25	561
625	Occidental Petroleum Corporation, Senior Notes, 8.50%, 07/15/27	783
1,190	Occidental Petroleum Corporation, Senior Notes, 8.875%, 07/15/30	1,615
650	Petroleos Mexicanos, Senior Notes, 7.69%, 01/23/50	612
215	Range Resources, Corporation, Senior Notes, 8.25%, 01/15/29 (g)	241
530	Range Resources, Corporation, Senior Notes, 9.25%, 02/01/26	575
315	Rockcliff Energy II LLC, Senior Notes, 5.50%, 10/15/29 (g)	320
320	Solaris Midstream Holdings, LLC, Senior Notes, 7.625%, 04/01/26 (g)	342

39	Summit Midstream Partners, LP, Senior Notes, 9.50%, (a)(h)	32
635	Tallgrass Energy Partners, L.P., Senior Notes, 6%, 09/01/31 (g)	640
345	Tallgrass Energy Partners, L.P., Senior Notes, 6%, 03/01/27 (g)	361
450	Tallgrass Energy Partners, L.P., Senior Notes, 6%, 12/31/30 (g)	461
370	Tallgrass Energy Partners, L.P., Senior Notes, 7.50%, 10/01/25 (g)	400
675	Targa Resources Partners, L.P., Senior Notes, 4%, 01/15/32 (g)	696
295	Targa Resources Partners, L.P., Senior Notes, 6.50%, 07/15/27	317
435	Targa Resources Partners, L.P., Senior Notes, 6.875%, 01/15/29	486
151	Transocean Phoenix 2, Ltd., Senior Notes, 7.75%, 10/15/24 (g)	155
221	Transocean Pontus, Ltd., Senior Notes, 6.125%, 08/01/25 (g)	221
182	Transocean Proteus, Ltd., Senior Notes, 6.25%, 12/01/24 (g)	182
450	USA Compression Partners, L.P., Senior Notes, 6.875%, 04/01/26	467
390	USA Compression Partners, L.P., Senior Notes, 6.875%, 09/01/27	411
410	Venture Global Calcasieu Pass, LLC, Senior Notes, 3.875%, 08/15/29 (g)	422
510	Venture Global Calcasieu Pass, LLC, Senior Notes, 4.125%, 08/15/31 (g)	531
945	Vine Energy Holdings, LLC, Senior Notes, 6.75%, 04/15/29 (g)	1,021
		31,189
Entertainment & Leisure - 5.03%
475	Carnival Corporation, Senior Notes, 4%, 08/01/28 (g)	480
630	Carnival Corporation, Senior Notes, 5.75%, 03/01/27 (g)	651
1,065	Carnival Corporation, Senior Notes, 7.625%, 03/01/26 (g)	1,134
525	Carnival Corporation, Senior Notes, 9.875%, 08/01/27 (g)	606
410	Carnival Corporation, Senior Notes, 11.50%, 04/01/23 (g)	458
650	Cedar Fair, L. P., Senior Notes, 5.375%, 04/15/27	668
1,080	Cedar Fair, L. P., Senior Notes, 5.50%, 05/01/25 (g)	1,123
410	Cinemark USA, Inc., Senior Notes, 5.25%, 07/15/28 (g)	403
730	NCL Corporation Ltd., Senior Notes, 5.875%, 03/15/26 (g)	748
215	NCL Finance, Ltd., Senior Notes, 6.125%, 03/15/28 (g)	224
590	Royal Caribbean Cruises, Ltd., Senior Notes, 5.50%, 04/01/28 (g)	606
635	Royal Caribbean Cruises, Ltd., Senior Notes, 5.50%, 08/31/26 (g)	654
75	Royal Caribbean Cruises, Ltd., Senior Notes, 9.125%, 06/15/23 (g)	82
415	Royal Caribbean Cruises, Ltd., Senior Notes, 10.875%, 06/01/23 (g)	465
775	SeaWorld Parks & Entertainment, Inc.,Senior Notes, 5.25%, 08/15/29 (g)	791
1,675	Six Flags Theme Parks, Inc., Senior Notes, 7%, 07/01/25 (g)	1,782

300	Vail Resorts, Inc., Senior Notes, 6.25%, 05/15/25 (g)	316
300	Viking Cruises, Ltd., Senior Notes, 7%, 02/15/29 (g)	304
190	Viking Cruises, Ltd., Senior Notes, 13%, 05/15/25 (g)	218
		11,713
Financial - 8.77%
425	Acrisure, LLC, Senior Notes, 4.25%, 02/15/29 (g)	420
695	Acrisure, LLC, Senior Notes, 7%, 11/15/25 (g)	707
1,375	Acrisure, LLC, Senior Notes, 10.125%, 08/01/26 (g)	1,535
325	Alliant Holdings, Senior Notes, 6.75%, 10/15/27 (g)	336
175	AmWins Group, Inc., Senior Notes, 4.875%, 06/30/29 (g)	177
825	Banco Do Brasil S.A. (Cayman), 9% (h)	914
405	Cobra Acquisition Company, LLC, Senior Notes, 6.375%, 11/01/29 (g)	405
745	Enact Holdings, Inc., Senior Notes, 6.50%, 08/15/25 (g)	813
475	Freedom Mortgage Corporation, Senior Notes, 6.625%, 01/15/27 (g)	463
585	GTCR AP Finance, Inc., Senior Notes, 8%, 05/15/27 (g)	616
485	Home Point Capital, Inc., Senior Notes, 5%, 02/01/26 (g)	439
1,090	Hub Holdings LLC, Senior Notes, 7%, 05/01/26 (g)	1,125
1,010	Icahn Enterprises, L.P., Senior Notes, 6.25%, 05/15/26	1,058
980	Itau Unibankco Holding S.A., Senior Notes, 6.125%, (g)(h)	991
505	LPL Holdings, Inc., Senior Notes, 4%, 03/15/29 (g)	519
75	LPL Holdings, Inc., Senior Notes, 4.375%, 05/15/31 (g)	78
210	MGIC Investment Corporation, Senior Notes, 5.25%, 08/15/28	224
480	Midcap Financial Issuer Trust, Senior Notes, 5.625%, 01/15/30 (g)	475
950	Midcap Financial Issuer Trust, Senior Notes, 6.50%, 05/01/28 (g)	992
685	Navient Corporation, Senior Notes, 4.875%, 03/15/28	694
500	Navient Corporation, Senior Notes, 5%, 03/15/27	514
1,115	Navient Corporation, Senior Notes, 6.125%, 03/25/24	1,194
550	Navient Corporation, Senior Notes, 6.75%, 06/25/25	601
215	Navient Corporation, Senior Notes, 6.75%, 06/15/26	239
725	Navient Corporation, Senior Notes, 7.25%, 09/25/23	790
300	OneMain Finance Corporation, Senior Notes, 6.125%, 03/15/24	319
390	OneMain Finance Corporation, Senior Notes, 6.625%, 01/15/28	449

810	OneMain Finance Corporation, Senior Notes, 6.875%, 03/15/25	910
300	OneMain Finance Corporation, Senior Notes, 7.125%, 03/15/26	347
275	OneMain Finance Corporation, Senior Notes, 8.875%, 06/01/25	298
840	PennyMac Financial Services, Inc., Senior Notes, 4.25%, 02/15/29 (g)	796
300	PennyMac Financial Services, Inc., Senior Notes, 5.375%, 10/15/25 (g)	308
335	SLM Corporation, Senior Notes, 4.20%, 10/29/25	359
320	United Wholesale Mortgage, LLC, Senior Notes, 5.50%, 04/15/29 (g)	311
		20,416
Food/Tobacco - 1.92%
190	Chobani LLC., Senior Notes, 4.625%, 11/15/28 (g)	197
1,130	Chobani LLC., Senior Notes, 7.50%, 04/15/25 (g)	1,175
770	Cosan Luxembourg S.A., Senior Notes, 7%, 01/20/27 (g)	800
230	Kraft Foods Group, Senior Notes, 6.875%, 01/26/39	338
315	Post Holdings, Inc., Senior Notes, 4.50%, 09/15/31 (g)	313
485	Post Holdings, Inc., Senior Notes, 5.625%, 01/15/28 (g)	509
330	Post Holdings, Inc., Senior Notes, 5.75%, 03/01/27 (g)	342
780	Triton Water Holdings, Inc., Senior Notes 6.25%, 04/01/29 (g)	794
		4,468
Gaming - 6.55%
160	Affinity Gaming Corporation, Senior Notes, 6.875%, 12/15/27 (g)	168
420	Caesar's Entertainment, Inc., Senior Notes, 4.625%, 10/15/29 (g)	427
375	Caesar's Resorts, Senior Notes, 5.75%, 07/01/25 (g)	394
1,410	Caesar's Resorts, Senior Notes, 8.125%, 07/01/27 (g)	1,584
50	Churchill Downs, Inc, Senior Notes, 4.75%, 01/15/28 (g)	52
275	Cirsa Finance International, S.A.R.L., Senior Notes, 4.50%, 03/15/27 (g)(EUR)	316
235	International Game Technology Plc, Senior Notes, 4.125%, 04/15/26 (g)	243
375	International Game Technology Plc, Senior Notes, 5.25%, 01/15/29 (g)	400
1,165	International Game Technology Plc, Senior Notes, 6.25%, 01/15/27 (g)	1,319
520	Melco Resorts Finance, Senior Notes, 5.375%, 12/04/29 (g)	529
395	MGM China Holdings, Limited, Senior Notes, 4.75%, 02/01/27 (g)	389
315	MGM China Holdings, Limited, Senior Notes, 5.875%, 05/15/26 (g)	321
435	MGM Growth Prop. Operating Partnership L.P., Senior Notes, 5.75%, 02/01/27	499
140	MGM Resorts International, Senior Notes, 4.75%, 10/15/28	148

605	MGM Resorts International, Senior Notes, 6%, 03/15/23	640
500	Midwest Gaming Borrower, LLC, Senior Notes, 4.875%, 05/01/29 (g)	509
965	Peninsula Pacific Entertainment LLC, Senior Notes, 8.50%, 11/15/27 (g)	1,046
105	Raptor Acquisition, Senior Notes, 4.875%, 11/01/26 (g)	107
230	Scientific Games International Inc., Senior Notes, 7%, 05/15/28 (g)	248
1,390	Scientific Games International Inc., Senior Notes, 7.25%, 11/15/29 (g)	1,557
1,240	Scientific Games International Inc., Senior Notes, 8.25%, 03/15/26 (g)	1,317
350	Studio City Finance Ltd., Senior Notes, 5%, 01/15/29 (g)	322
120	VICI Properties, Senior Notes, 4.125%, 08/15/30 (g)	128
1,390	Wynn Las Vegas, LLC, Senior Notes, 5.25%, 05/15/27 (g)	1,402
450	Wynn Macau Ltd., Senior Notes, 5.50%, 01/15/26 (g)	435
785	Wynn Macau Ltd., Senior Notes, 5.50%, 10/01/27 (g)	754
		15,254
Healthcare - 9.63%
250	AdaptHealth, LLC, Senior Notes, 5.125%, 03/01/30 (g)	250
870	Avantor Funding, Inc., Senior Notes, 4.625%, 07/15/28 (g)	914
780	Bausch Health Companies, Inc., Senior Notes, 4.875%, 06/01/28 (g)	807
85	Bausch Health Companies, Inc., Senior Notes, 7%, 01/15/28 (g)	87
515	Bausch Health Companies, Inc., Senior Notes, 7.25%, 05/30/29 (g)	528
1,970	Bausch Health Companies, Inc., Senior Notes, 8.50%, 01/31/27 (g)	2,113
1,600	Bausch Health Companies, Inc., Senior Notes, 9.25%, 04/01/26 (g)	1,712
380	Cano Health, LLC, Senior Notes, 6.25%, 10/01/28 (g)	384
775	Centene Corporation, Senior Notes, 4.625%, 12/15/29	844
455	CHS/Community Health Systems, Inc, Senior Notes, 6%, 01/15/29 (g)	483
370	CHS/Community Health Systems, Inc, Senior Notes, 6.875%, 04/15/29 (g)	372
900	CHS/Community Health Systems, Inc, Senior Notes, 8%, 12/15/27 (g)	981
380	DaVita Healthcare Partners, Inc., Senior Notes, 4.625%, 06/01/30 (g)	389
230	HCA, Incorporated, Senior Notes, 5.625%, 09/01/28	273
575	HCA, Incorporated, Senior Notes, 5.875%, 02/15/26	661
450	HCA, Incorporated, Senior Notes, 5.875%, 02/01/29	543
405	Legacy Lifepoint Health Inc., Senior Notes, 6.75%, 04/15/25 (g)	425
1,585	Mozart Debt Merger, Senior Notes, 3.875%, 04/01/29 (g)	1,585

1,590	Mozart Debt Merger, Senior Notes, 5.25%, 10/01/29 (g)	1,590
1,070	Organon & Company, Senior Notes, 5.125%, 04/30/31 (g)	1,124
200	Radiology Partners, Inc., Senior Notes, 9.25%, 02/01/28 (g)	214
275	RP Escrow Issuer LLC, Senior Notes, 5.25%, 12/15/25 (g)	283
435	Select Medical Corporation, Senior Notes, 6.25%, 08/15/26 (g)	458
1,640	Tenet Healthcare Corporation, Senior Notes, 6.125%, 10/01/28 (g)	1,722
424	Tenet Healthcare Corporation, Senior Notes, 6.875%, 11/15/31	488
810	Tenet Healthcare Corporation, Senior Notes, 7.50%, 04/01/25 (g)	861
360	Teva Pharma Finance Netherlands III BV, Senior Notes, 6%, 04/15/24	377
24	Teva Pharma Finance Netherlands III BV, Senior Notes, 6.15%, 02/01/36	26
465	Teva Pharma Finance Netherlands III BV, Senior Notes, 6.75%, 03/01/28	529
1,290	Teva Pharma Finance Netherlands III BV, Senior Notes, 7.125%, 01/31/25	1,409
		22,432
Information Technology - 2.45%
135	Boxer Parent Company, Inc., Senior Notes, 6.50%, 10/02/25 (g) (EUR)	164
150	Boxer Parent Company, Inc., Senior Notes, 7.125%, 10/02/25 (g)	160
260	Boxer Parent Company, Inc., Senior Notes, 9.125%, 03/01/26 (g)	272
305	Logmein, Inc., Senior Notes, 5.50%, 09/01/27 (g)	310
215	Match Group Holdings II, LLC, Senior Notes, 3.625%, 10/01/31 (g)	213
145	Match Group Holdings II, LLC, Senior Notes, 4.125%, 08/01/30 (g)	151
1,165	Photo Holdings Merger, Senior Notes, 8.50%, 10/01/26 (g)	1,260
750	SS&C Technologies, Inc., Senior Notes, 5.50%, 09/30/27 (g)	792
1,755	Uber Technologies, Inc., Senior Notes, 7.50%, 09/15/27 (g)	1,913
215	Veritas Bermuda Ltd., Senior Notes, 7.50%, 09/01/25 (g)	224
245	Viavi Solutions, icn., Senior Notes, 3.75%, 10/01/29 (g)	245
		5,704
Lodging - .98%
150	Hilton Domestic Operating Company, Inc.,Senior Notes, 5.375%, 05/01/25 (g)	157
170	Hilton Domestic Operating Company, Inc.,Senior Notes, 5.75%, 05/01/28 (g)	183
125	Hilton Worldwide Finance, LLC, Senior Notes, 4.875%, 04/01/27	129
375	Marriott Ownership Resorts, Inc., Senior Notes, 6.125%, 09/15/25 (g)	397
370	Park Intermediate Holdings, LLC, Senior Notes, 4.875%, 05/15/29 (g)	378

300	Park Intermediate Holdings, LLC, Senior Notes, 5.875%, 10/01/28 (g)	316
280	Park Intermediate Holdings, LLC, Senior Notes, 7.50%, 06/01/25 (g)	298
230	RLJ Lodging Trust, L.P., Senior Notes, 3.75%, 07/01/26 (g)	230
185	XHR L.P., Senior Notes, 4.875%, 06/01/29 (g)	190
		2,278
Manufacturing - .91%
315	Apex Tool /BC Mountain, 9%, 02/15/23 (g)	316
145	Hillenbrand Inc., Senior Notes, 3.75%, 03/01/31	144
15	Hillenbrand Inc., Senior Notes, 5%, 09/15/26	17
735	Madison IAQ, LLC, Senior Notes, 4.125%, 06/30/28 (g)	735
420	Madison IAQ, LLC, Senior Notes, 5.875%, 06/30/29 (g)	424
300	Mueller Water Products, Senior Notes, 4%, 06/15/29 (g)	310
160	Roller Bearing Company of America, Inc., Senior Notes, 4.375%, 10/15/29 (g)	164
		2,110
Metals & Mining - 4.44%
745	Alcoa Nederland Holding B.V., Senior Notes, 5.50%, 12/15/27 (g)	796
300	Allegheny Technologies, Senior Notes, 5.125%, 10/01/31	303
280	Arconic Corporation, Senior Notes, 6%, 05/15/25 (g)	294
780	Arconic Corporation, Senior Notes, 6.125%, 02/15/28 (g)	823
708	Big River Steel, LLC, Senior Notes, 6.625%, 01/31/29 (g)	765
232	Cleveland-Cliffs, Inc., Senior Notes, 9.875%, 10/17/25 (g)	266
385	Constellium N.V., Senior Notes, 3.75%, 04/15/29 (g)	375
310	Freeport McMoran, Inc., Senior Notes, 5%, 09/01/27	324
320	Freeport McMoran, Inc., Senior Notes, 5.25%, 09/01/29	347
1,182	Freeport McMoran, Inc., Senior Notes, 5.40%, 11/14/34	1,418
330	Freeport McMoran, Inc., Senior Notes, 5.45%, 03/15/43	406
265	GrafTech Finance Inc., Senior Notes, 4.625%, 12/15/28 (g)	272
1,145	Hecla Mining Company, Senior Notes, 7.25%, 02/15/28	1,232
315	HudBay Minerals, Inc., Senior Notes, 4.50%, 04/01/26 (g)	312
545	HudBay Minerals, Inc., Senior Notes, 6.125%, 04/01/29 (g)	569
600	New Gold Inc., Senior Notes, 7.50%, 07/15/27 (g)	615
745	Novelis Corporation, Senior Notes, 4.75%, 01/30/30 (g)	783
405	Ryerson Inc., Senior Secured Notes, 8.50%, 08/01/28 (g)	450
		10,350

Other Telecommunications - 1.25%
475	Consolidated Communications, Inc., Senior Notes, 6.50%, 10/01/28 (g)	517
385	Embarq Corporation, Senior Notes, 7.995%, 06/01/36	412
475	Level 3 Financing, Inc., Senior Notes, 3.75%, 07/15/29 (g)	461
1,065	Lumen Technologies, Inc., Senior Notes, 4.50%, 01/15/29 (g)	1,028
475	Lumen Technologies, Inc., Senior Notes, 5.375%, 06/15/29 (g)	482
		2,900
Real Estate Investment Trust Securities - .92%
915	American Fin Tr Senior Notes, 4.50%, 09/30/28 (g)	915
625	Apollo Commercial Real Estate Finance, Inc., Senior Notes, 4.625%, 06/15/29 (g)	606
620	Service Properties Trust, Senior Notes, 4.35%, 10/01/24	625
		2,146
Restaurants - 1.31%
165	1011778 B.C. Unlimited Liability Company, Senior Notes, 5.75%, 04/15/25 (g)	173
644	Dave and Buster's, Inc., Senior Notes, 7.625%, 11/01/25 (g)	687
723	YUM Brands, Inc., Senior Notes, 5.35%, 11/01/43	797
760	YUM Brands, Inc., Senior Notes, 6.875%, 11/15/37	980
395	YUM Brands, Inc., Senior Notes, 7.75%, 04/01/25 (g)	422
		3,059
Retail - 1.86%
320	Ambience Merger, Senior Notes, 7.125%, 07/15/29 (g)	322
445	Bath and Body Works, Inc., Senior Notes, 6.625%, 10/01/30 (g)	505
65	Bath and Body Works, Inc., Senior Notes, 6.694%, 01/15/27	76
260	Bath and Body Works, Inc., Senior Notes, 6.95%, 03/01/33	307
350	Bath and Body Works, Inc., Senior Notes, 7.50%, 06/15/29	398
277	Bath and Body Works, Inc., Senior Notes, 9.375%, 07/01/25 (g)	351
375	LSF9 Atlantis Holdings, LLC, Senior Notes, 7.75%, 02/15/26 (g)	387
250	Petsmart, Inc., Senior Notes, 4.75%, 02/15/28 (g)	258
1,450	Petsmart, Inc., Senior Notes, 7.75%, 02/15/29 (g)	1,580
140	Rent-A-Center, Inc., Senior Notes, 6.375%, 02/15/29 (g)	151
		4,335

Satellites - 3.05%
815	Connect Finco Sarl, Senior Notes, 6.75%, 10/01/26 (g)	852
1,750	Hughes Satellite Systems, Inc., Senior Notes, 6.625%, 08/01/26	1,991
2,855	Intelsat Jackson Holdings Ltd., Senior Notes, 9.50%, 09/30/22 (b)(g)	3,369
475	Telesat Canada, Senior Notes, 6.50%, 10/15/27 (g)	412
450	Viasat, Inc., Senior Notes, 5.625%, 04/15/27 (g)	468
		7,092
Services - 8.36%
635	Adtalem Global Education, Inc., Senior Notes, 5.50%, 03/01/28 (g)	643
480	ADT Security Corporation, Senior Notes, 4.125%, 08/01/29 (g)	476
300	Advantage Sales and Marketing, Inc., Senior Notes, 6.50%, 11/15/28 (g)	312
645	Allied Universal Holdco, LLC, Senior Secured Notes, 9.75%, 07/15/27 (g)	701
560	Black Knight, Inc., Senior Notes, 3.625%, 09/01/28 (g)	563
250	Booz Allen Hamilton, Inc., Senior Notes 4%, 7/01/29 (g)	257
625	Clarivate Science Holdings Corp., Senior Secured Notes, 3.875%, 06/30/28 (g)	624
440	Clarivate Science Holdings Corp., Senior Secured Notes, 4.875%, 06/30/29 (g)	439
130	Constellation Automotive Ltd., Senior Notes, 4.875%, 07/15/27 (g)(GBP)	174
640	EG Global Finance plc, Senior Notes, 6.75%, 02/07/25 (g)	654
660	EG Global Finance plc, Senior Notes, 8.50%, 10/30/25 (g)	690
790	Fair Isaac Corporation, Senior Notes, 5.25%, 05/15/26 (g)	895
295	Gartner, Inc., Senior Notes, 3.625%, 06/25/29 (g)	299
555	GFL Enironmental, Inc., Senior Notes, 4.75%, 06/15/29 (g)	569
1,265	H&E Equipment Services, Senior Notes, 3.875%, 12/15/28 (g)	1,259
115	IPD 3 B.V., Senior Notes, 5.50%, 12/01/25 (g) (EUR)	139
320	Millennium Escrow Corporation, Senior Notes, 6.625%, 08/01/26 (g)	328
515	Performance Food Group, Inc., Senior Notes, 5.50%, 10/15/27 (g)	536
211	Picasso Finance , Senior Notes, 6.125%, 06/15/25 (g)	223
310	Presidio Holding, Inc., Senior Notes, 4.875%, 02/01/27 (g)	320
440	Presidio Holding, Inc., Senior Notes, 8.25%, 02/01/28 (g)	473
465	Prime Security Services Borrower, LLC, Senior Notes, 5.75%, 04/15/26 (g)	503
710	Prime Security Services Borrower, LLC, Senior Notes, 6.25%, 01/15/28 (g)	733
300	Sabre GLBL, Inc., Senior Notes, 7.375%, 09/01/25 (g)	318

360	Sabre GLBL, Inc., Senior Notes, 9.25%, 04/15/25 (g)	414
215	Shift 4 Payments, LLC, Senior Notes, 4.625%, 11/01/26 (g)	224
972	Staples, Inc., Senior Notes 7.50%, 04/15/26 (g)	984
920	Staples, Inc., Senior Notes 10.75%, 04/15/27 (g)	892
1,460	TK Elevator U.S. Newco, Inc., Senior Notes, 5.25%, 07/15/27 (g)	1,529
1,309	TK Elevator U.S. Newco, Inc., Senior Notes, 7.625%, 07/15/28 (g)	1,397
775	United Rentals (North America), Inc., Senior Notes, 3.75%, 01/15/32	780
100	Verde Bidco, Senior Notes, 4.625%, 10/01/26 (g)(EUR)	118
400	Wash Multifamily Acquisition, Inc., Senior Notes, 5.75%, 04/15/26 (g)	417
325	WeWork Companies, Inc, Senior Notes, 7.875%, 05/01/25 (g)	330
245	White Cap Buyer, LLC, Senior Notes, 6.875%, 10/15/28 (g)	258
		19,471
Supermarkets - 2.22%
1,050	Albertsons Companies, LLC, Senior Notes, 3.50%, 03/15/29 (g)	1,046
540	Albertsons Companies, LLC, Senior Notes, 4.875%, 02/15/30 (g)	581
545	Albertsons Companies, LLC, Senior Notes, 5.875%, 02/15/28 (g)	580
370	Albertsons Companies, LLC, Senior Notes, 7.45%, 08/01/29	428
895	Albertsons Companies, LLC, Senior Notes, 7.50%, 03/15/26 (g)	967
220	Albertsons Companies, LLC, Senior Notes, 8%, 05/01/31	269
680	Iceland Bondco, Plc, Senior Notes, 4.625%, 03/15/25 (GBP)	852
425	United Natural Foods, Inc., Senior Notes, 6.75%, 10/15/28 (g)	459
		5,182
Transportation - .33%
730	Watco Companies, LLC, Senior Notes, 6.50%, 06/15/27 (g)	781

Utilities - 4.41%
310	Calpine Corporation, Senior Notes, 4.50%, 02/15/28 (g)	316
335	Calpine Corporation, Senior Notes, 5%, 02/01/31 (g)	334
795	Calpine Corporation, Senior Notes, 5.125%, 03/15/28 (g)	803
235	First Energy Corporation, Senior Notes, 7.375%, 11/15/31	318
160	General Electric Company, Senior Notes, 3.446% (h)	155
74	NextEra Energy Operating Partners, L.P., Senior Notes, 4.25%, 09/15/24 (g)	78
670	NextEra Energy Operating Partners, L.P., Senior Notes, 4.50%, 09/15/27 (g)	720
620	NiSource, Incorporated, Senior Notes, 5.65%, (h)	654
384	NRG Energy, Inc., Senior Notes, 6.625%, 01/15/27	397

135	Pattern Energy Operations L.P., Senior Notes, 4.50%, 08/15/28 (g)	141
540	PG&E Corporation, Senior Notes, 5%, 07/01/28	550
805	PG&E Corporation, Senior Notes, 5.25%, 07/01/30	824
420	Pike Corporation, Senior Notes, 5.50%, 09/01/28 (g)	428
1,795	TerraForm Global Operating, LLC, Senior Notes 6.125%, 03/01/26 (g)	1,844
1,735	Vistra Operations Company, LLC, Senior Notes, 4.375%, 05/01/29 (g)	1,739
800	Vistra Operations Company, LLC, Senior Notes, 5.50%, 09/01/26 (g)	822
130	Vistra Operations Company, LLC, Senior Notes, 5.625%, 02/15/27 (g)	135
		10,258
Wireless Communications - 1.51%
725	Sprint Capital Corporation, Senior Notes, 6.875%, 11/15/28	928
2,194	Sprint Corporation, Senior Notes, 7.125%, 06/15/24	2,499
70	Sprint Corporation, Senior Notes, 7.625%, 02/15/25	82
		3,509
	Total Corporate Debt Securities (Total cost of $260,228)	273,297

CONVERTIBLE DEBT SECURITIES - .15% (d)(f)
Energy - .15%
412	Cheniere Energy, Inc., Senior Notes, 4.25%, 03/15/45	355
	Total Convertible Debt Securities (Total cost of $283)	355

BANK DEBT SECURITIES - 12.71% (d)(f)
Aerospace & Defense - .37%
637	Peraton Holding Corporation, 4.50%, 02/01/28	637
220	Peraton Holding Corporation, 8.50%, 02/01/29	224
		861
Airlines - .87%
345	AAdvantage Loyalty IP, Ltd., 5.50%, 04/20/28	357
775	Mileage Plus Holdings, LLC, 6.25%, 06/21/27	823
460	Skymiles IP, Ltd, 4.75%, 10/20/27	489
358	United Airlines, nc., 4.50%, 04/21/28	360
		2,029
Consumer Products - .56%
1,294	Life Time Fitness, 5.75%, 12/16/24	1,302

Container - .09%
185	Kouti B.V., 3.75%, 07/01/28 (EUR)	214

Energy - 1.12%
1,878	BCP Raptor, LLC, 5.25%, 06/24/24	1,871
345	Prairie ECI Acquiror, LP, 4.834%, 03/11/26	333
392	Stonepeak Lonestar, 4.634%, 10/19/26	392
		2,596

Healthcare - 1.06%
315	ADMI Corporation, 4%, 12/23/27	315
418	ADMI Corporation, 3.625%, 12/23/27	414
778	Gainwell Acquisition Corporation, 4.75%, 10/01/27	779
478	Regional Care Hospital Partners, 3.835%, 11/16/25	477
486	US Radiology Specialists, Inc., 5.631%, 12/10/27	488
		2,473
Information Technology - .78%
170	Banff Merger Sub Inc., 6%, 02/27/26	172
165	Epicor Software Corporation, 8.75%, 07/31/28	169
675	Polaris Newco, Inc., 4.50%, 06/2/28	676
190	Proofpoint, Inc., 6.75%, 08/31/29	192
600	RealPage Inc., 7.25%, 04/22/29	612
		1,821
Manufacturing - .32%
745	Apex Tool Group, LLC, 6.50%, 08/01/24	746

Satellites - 2.01%
2,025	Intelsat Jackson Holdings, S.A.,8%, 11/27/23 (b)	2,047
1,149	Intelsat Jackson Holdings, S.A., 5.392%, 10/13/22 (b)	1,155
140	Intelsat Jackson Holdings, S.A., 8.625%, 01/02/24 (b)	142
1,341	Iridium Satellite LLC, 3.50%, 11/04/26	1,342
		4,686
Services - 1.86%
320	Celestial Saturn Parent, Inc., 7%, 06/4/29	326
320	Renaissance Holding Corp., 7.084%, 05/29/26	321
1,539	Ultimate Software Group, Inc., 4%, 05/04/26	1,542
2,100	Ultimate Software Group, Inc., 7.50%, 05/03/27	2,133
		4,322
Wireless Communications - 3.67%
898	Asurion LLC, 3.334%, 12/23/26	884
881	Asurion LLC, 3.334%, 07/31/27	868
2,664	Asurion LLC, 5.334%, 01/31/28	2,655
3,670	Asurion LLC, 5.334%, 01/20/29	3,651
478	CCI Buyer, Inc., 4.75%, 12/17/27	479
		8,537
	Total Bank Debt Securities (Total cost of $28,976)	29,587

Shares

PREFERRED STOCK - 4.14% (d)(f)
Energy - 1.73%
3,750	Targa Resources Corp., Series A, Cvt, 9.50%, Acquisition Date 10/26/17, Cost $4,133(c)	4,035

Financial - .14%
325	Alliant Services, Series A, Cvt, 9.75%, Acquisition Date 11/6/20, Cost $320(c)	327

Healthcare - .61%
11,283	Avantor, Inc., Series A, Cvt, 6.25%, 05/15/22	1,421

Manufacturing - .48%
694	Danaher Corporation, Cvt, 5%, 04/15/23	1,126

Utilities - 1.18%
9,400	American Electric Power, Cvt, Series B, 6.125%, 03/15/22	448
10,632	American Electric Power, Cvt, Series C, 6.125%, 08/15/23	529
22,232	NextEra Energy, Inc., Cvt, 5.279%, 03/01/23	1,133
12,300	Southern Company, Cvt, 6.75%, 08/01/22	627
		2,737
	Total Preferred Stock (Total cost of $8,427)	9,646

	TOTAL INVESTMENTS - 134.39% (d) (Total cost of $297,914)	312,885
	CASH AND OTHER ASSETS
	LESS LIABILITIES - (34.39)% (d)	(80,062)

	NET ASSETS - 100.00%	$232,823

(a)	Denotes income is not being accrued.

(b)	Denotes issuer is in bankruptcy proceedings.

(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 (restricted security). Total market value of restricted securities (excluding Rule 144A securities) amounted to $4,362 or 1.87% of total net assets as of September 30, 2021.

(d)	Percentages indicated are based on total net assets to common shareholders of $232,823.

(e)	Not rated.

(f)	All of the Fund's investments and other assets are pledged as collateral in accordance with a credit agreement with The Bank of Nova Scotia.

(g)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See notes to the portfolio of investments for valuation policy. Total market value of Rule 144A securities amounted to $200,917 as of September 30, 2021.

(h)	Perpetual security with no stated maturity date.

(CAD) Canadian Dollar

(EUR) Euro

(GBP) British Pound

Derivative Contracts (Currency Amounts in Thousands)

Forward Currency Exchange Contracts - As of September 30, 2021 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement	Receive				Appreciation
Counterparty	Date	(Deliver)		Asset	Liability	(Depreciation)
Canadian Imperial Bank	10/29/21	CAD	(265)	208	209	(1)

Canadian Imperial Bank	10/29/21	EUR	(122)	144	142	2

UBS	10/29/21	EUR	(220)	258	255	3

Westpac Banking	10/29/21	EUR	(147)	172	170	2

HSBC Bank	10/29/21	EUR	(267)	313	309	4

Royal Bank of Canada	10/29/21	EUR	(100)	117	116	1

Citibank	10/29/21	GBP	(784)	1,071	1,056	15

Net unrealized gain on open forward currency exchange contracts						$26

The New America High Income Fund, Inc.

Notes to Portfolio of Investments

September 30, 2021 (Unaudited)

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund follows the Investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification topic 946 “financial services investment companies”.

Valuation of Investments—Except as otherwise described below, the Fund's investments are valued based on evaluated bid prices provided by an independent pricing service. Independent pricing services provide prices based primarily on quotations from dealers and brokers, market transactions, data accessed from quotations services, offering sheets obtained from dealers and various relationships among similar securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates the fair value of such investments. Following procedures approved by the Board of Directors, investments for which market prices are not yet provided by an independent pricing service (primarily newly issued fixed-income corporate bonds and notes) shall be valued at the most recently quoted bid price provided by a principal market maker for the security. Other investments, for which market quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors. Fair value measurement is further discussed in this footnote.

Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.

Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date.

Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$303,239	—	$303,239
Preferred Stock
Energy	—	4035	—	4035
Financial	—	327	—	327
Healthcare	1421	—	—	1421
Manufacturing	1126	—	—	1126
Utilities	2208	529	—	2737
Total Investments	$4,755	$308,130	$—	$312,885

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Forward Currency Exchange Contracts	$—	$26	$—	$26

*  Debt Securities — Type of debt and industries are shown on the Schedule of Investments.

The Fund owned no Level 3 securities at September 30, 2021.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Value (000’s)
Balance, December 31, 2020	$320
Net purchases/(sales)	—
Transfers in/(out) of Level 3	(326)
Change in unrealized appreciation (depreciation)	6
Balance, September 30, 2021	$—

Level 1 and Level 2 assets are evaluated on a quarterly basis for changes in listings or delistings on national exchanges.

Transfers between levels are recognized at the value at the end of the reporting period. During the Nine months ended September 30, 2021, the Fund recognized no transfers between Levels 1 and 2. During the Nine months ended September 30, 2021, securities with a market value of 326 transferred from Level 3 to Level 2 as there were observable inputs available to determine value.